INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES

Inventories are comprised of the following:

	December 31,
	2023	2022

Raw materials and components	$1,991	$1,899
Work-in-progress	119	1,004
Finished products	13,434	8,525

	$15,544	$11,428